Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Petroleum and natural gas sales, net of royalties	$ 148,464	$ 63,134
Finance revenue	108	673
Revenue	148,572	63,807
EXPENSES
Production and operating	50,212	40,323
Transportation costs	793	12
Selling costs	2,495	875
General and administrative	15,253	17,555
Foreign exchange loss	194	3,607
Finance costs	6,233	6,068
Depletion, depreciation and amortization	40,036	29,177
Accretion	256	0
Loss on financial instruments	10,992	7,983
Impairment of exploration and evaluation assets	79,025	33,426
Total expenses	205,489	139,026
Loss before income taxes	(56,917)	(75,219)
Income tax expense (recovery) – current	21,819	15,455
Income tax expense (recovery) – deferred	0	(3,009)
Income tax expense	21,819	12,446
NET LOSS FOR THE YEAR	(78,736)	(87,665)
OTHER COMPREHENSIVE INCOME
Currency translation adjustments - gain	2,793	0
COMPREHENSIVE LOSS FOR THE YEAR	$ (75,943)	$ (87,665)
Loss per share
Basic (in dollars per share)	$ (1.09)	$ (1.21)
Diluted (in dollars per share)	$ (1.09)	$ (1.21)